General Information and Basis of Presentation - Additional Information (Detail)	Jun. 21, 2023 USD ($) shares	Dec. 03, 2021 shares	Nov. 10, 2021 shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 shares	May 14, 2021 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding | shares				44,475,268	44,648,737
Number of vessels				21
Seven Medium Range Type Product Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of vessels				7
Two Suezmax [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				2
Four Handysize Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				4
Supramax Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				5
KamsarmaxDrybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				2
Postmax Carrier [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				1
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues | shares		318,351	318,318
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues | shares		795,878	795,878
Preferred stock dividend rate percentage		8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares				$ 25
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding | shares						33
C3is Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash | $	$ 5,000,000
C3is Inc [Member] | Preferred Stock [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock dividend rate percentage	5.00%
Preferred stock shares outstanding | shares	600,000